Property and Equipment (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 1,692,127	$ 1,739,529	$ 2,328,540
Government grant reduction	319,635
Two diesel buses
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment
Write off of asset	$ 78,231
EV 350
Disclosure of detailed information about property, plant and equipment [line items]
Term of operating lease	3 years
EV 250
Disclosure of detailed information about property, plant and equipment [line items]
Term of finance lease	7 years